Share-based payments reserve (Tables)	6 Months Ended
Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	4,424,000	CAD $0.41
Exercised(1)(2)	(3,575,000)	CAD $0.41
Balance – February 28, 2026	849,000	CAD $0.41

(1) The weighted average share price at the time of the option exercise was C$1.55.

(2) Of the 3,575,000 stock options exercised, 175,000 stock options were exercised cashless resulting in 129,440 common shares being issued.

Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	329,000	329,000	October 11, 2026	0.6
C$0.43	420,000	420,000	September 29, 2026	0.6
C$0.35	100,000	100,000	January 2, 2027	0.8
C$0.41(1)	849,000	849,000		0.6	(1)

(1)  Total represents weighted average.

Schedule of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	10,500,000	$0.45
Granted	1,503,220	$0.92
Forfeited	(120,000)	$0.36
Exercised(1)(2)	(80,000)	$0.36
Balance – February 28, 2026	11,803,220	$0.51

(1) The weighted average share price at the time of the option exercise was $1.39.

(2) Of the 80,000 stock options exercised, 80,000 were exercised cashless resulting in 50,179 common shares being issued.

Schedule of restricted share units

Number of RSUs
Balance – August 31, 2025	5,407,926
Granted	1,877,604
Forfeited	(419,292)
Exercised	(933,620)
Balance – February 28, 2026	5,932,618

Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	5,500,000	4,400,000	August 17, 2027	1.5
USD $0.45	2,400,000	1,440,000	August 28, 2028	2.5
USD $0.92	1,503,220	501,073	January 8, 2029	2.9
USD $0.36	2,400,000	960,000	December 24, 2029	3.8
USD $0.51(1)	11,803,220	7,301,073		2.3	(1)

(1)  Total represents weighted average.